TAXATION - PRC Withholding income tax on dividends (Details)	Dec. 31, 2024
TAXATION
Withholding income tax rate on dividends	10.00%
Hong Kong
TAXATION
Withholding income tax rate on dividends	5.00%
Percentage of shares for lowered withholding tax rate	25.00%